SCHEDULE OF WARRANT OUTSTANDING AND EXERCISABLE WARRANTS (Details) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2023		Mar. 31, 2022		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants Outstanding, Number of Warrants			264,030
Warrants Outstanding, Weighted Average Exercise Price Per Share	$ 1.14		$ 1.14		$ 0.42		$ 2.00		$ 2.00
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	4 years 1 month 6 days		2 years 10 months 24 days		3 years 8 months 12 days		3 years 10 months 24 days
Warrants Outstanding, Aggregate Intrinsic Value					$ 107,014
Warrants Outstanding, Number of Warrants	542,030	[1]	536,030	[1]	542,030	[1],[2]	272,000	[1],[2]	272,000	[2]
Warrant One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants Outstanding, Number of Warrants					492,030
Warrants Outstanding, Weighted Average Exercise Price Per Share	$ 0.26				$ 0.26
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	4 years 1 month 6 days				4 years 3 months 18 days
Warrants Outstanding, Aggregate Intrinsic Value	$ 81,184				$ 107,014
Warrants Exercisable, Number of Warrants	492,030				492,030
Warrants Exercisable, Weighted Average Exercise Price Per Share	$ 0.26				$ 0.26
Warrants Exercisable, Weighted Average Remaining Contractual Life (Years)	4 years 1 month 6 days				4 years 3 months 18 days
Warrants Exercisable, Aggregate Intrinsic Value	$ 81,184				$ 107,014
Warrants Outstanding, Number of Warrants	492,030
Warrant Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants Outstanding, Number of Warrants					50,000
Warrants Outstanding, Weighted Average Exercise Price Per Share	$ 2.00				$ 2.00
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	1 year 7 months 6 days				1 year 9 months 18 days
Warrants Exercisable, Number of Warrants	50,000				50,000
Warrants Exercisable, Weighted Average Exercise Price Per Share	$ 2.00				$ 2.07
Warrants Exercisable, Weighted Average Remaining Contractual Life (Years)	1 year 7 months 6 days				1 year 9 months 18 days
Warrants Outstanding, Number of Warrants	50,000
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants Outstanding, Number of Warrants					542,030
Warrants Outstanding, Weighted Average Exercise Price Per Share	$ 1.14				$ 1.14
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	3 years 10 months 24 days				4 years 1 month 6 days
Warrants Outstanding, Aggregate Intrinsic Value	$ 81,184				$ 107,014
Warrants Exercisable, Number of Warrants	542,030				542,030
Warrants Exercisable, Weighted Average Exercise Price Per Share	$ 1.14				$ 0.42
Warrants Exercisable, Weighted Average Remaining Contractual Life (Years)	3 years 10 months 24 days				4 years 1 month 6 days
Warrants Exercisable, Aggregate Intrinsic Value	$ 81,184				$ 107,014
Warrants Outstanding, Number of Warrants	542,030

[1]	The warrant agreements issued in 2019 for a total of 50,000 warrants include provisions for dilutive issuance and cash-less exercise. If exercised at December 31, 2022 the provisions would have resulted in an issuance of 1,130,114 shares at an average conversion price of $0.09, or 1,050,114 shares in a cash-less exercise. In order to mitigate the Company’s risk an administrative hold has been placed on one Shareholder’s stock in the event of future exercise.
[2]	The warrant agreements issued in 2019 for a total of 50,000 warrants include provisions for dilutive issuance and cash-less exercise. If exercised at December 31, 2022 the provisions would have resulted in an issuance of